Current Liabilities - Payables - Additional Information (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Disclosure of transactions between related parties [line items]
Amount due to related party	$ 900,000	$ 900,000
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Disclosure of transactions between related parties [line items]
Amount due to related party	$ 900,000